Bank borrowings - Other Loans - (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 EUR (€)
Bank Borrowings
Outstanding balance		$ 57,162		$ 46,548
BNP Paribas | France
Bank Borrowings
Principal amount	$ 5,300					€ 4,300
Percentage of borrowed capital (as a percent)	0.50%
Outstanding balance		1,583		$ 2,635
Loan from Banque Palatine
Bank Borrowings
Principal amount		$ 7,272	€ 7,000
Applicable margin (as a percent)		1.00%	1.00%
NMTC
Bank Borrowings
Amount allocated for reactivation					$ 13,230
Interest rate (as a percent)		3.57%	3.57%